The Gabelli International Small Cap Fund

Schedule of Investments — September 30, 2020 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS — 93.4%
	CONSUMER STAPLES — 17.3%
8,000	Austevoll Seafood ASA	$66,632
1,250	Fevertree Drinks plc	37,360
5,000	Glanbia plc	51,627
30,000	Hotel Chocolat Group plc†	137,423
2,420	Interparfums SA†	123,992
1,700	Kameda Seika Co. Ltd.	87,255
3,000	Kobe Bussan Co. Ltd.	165,213
1,200	Laurent-Perrier†	99,880
2,000	Milbon Co. Ltd.	106,144
60	Philip Morris CR AS	35,544
80,000	Premier Foods plc†	95,424
22,000	PZ Cussons plc	66,738
4,000	Sakata Seed Corp.	143,617
35,000	Stock Spirits Group plc	97,415
1,300	Viscofan SA	86,582

		1,400,846

	CONSUMER DISCRETIONARY — 16.8%
27,000	888 Holdings plc	87,519
5,555	AcadeMedia AB	45,825
5,500	Beneteau SA	44,203
10,000	boohoo Group plc†	48,277
7,300	Gamesys Group plc	112,282
11,820	GVC Holdings plc†	148,037
1,150	Hunter Douglas NV†	67,024
2,200	JINS Holdings Inc.	173,706
25,000	Mandarin Oriental International Ltd.†	45,047
90,000	NagaCorp. Ltd.	107,563
2,000	Tod’s SpA†	58,252
10,000	Treatt plc	77,945
50,000	William Hill plc	177,735
10,000	Zojirushi Corp.	165,915

		1,359,330

	MATERIALS — 13.9%
6,000	Alamos Gold Inc., Cl. A	52,860
13,850	Alamos Gold Inc., Toronto, Cl. A	122,009
18,000	B2Gold Corp.	117,202
20,000	Centamin plc	52,214
5,844	Endeavour Mining Corp.†	145,491
12,000	Hochschild Mining plc†	33,838
1,302	Kirkland Lake Gold Ltd.	63,558
3,000	Labrador Iron Ore Royalty Corp.	57,880
4,000	MAG Silver Corp.†	65,037
15,000	OceanaGold Corp.†	23,093
7,000	Pretium Resources Inc.†	89,880
2,000	Sumitomo Bakelite Co. Ltd.	55,100
5,000	T. Hasegawa Co. Ltd.	100,544
10,000	Teranga Gold Corp.†	105,441

		Market
Shares		Value

25,000	Westgold Resources Ltd.†	$43,006

		1,127,153

	HEALTH CARE — 13.6%
13,712	AddLife AB, Cl. B†	213,002
600	Bachem Holding AG, Cl. B	254,639
900	Gerresheimer AG	100,677
23,000	IRRAS AB†	20,041
1,300	MedPeer Inc.†	60,374
15,000	Nanosonics Ltd.†	61,363
230	Siegfried Holding AG	157,298
15,000	Tristel plc	92,906
1,300	Vetoquinol SA	106,499
250	Ypsomed Holding AG	36,587

		1,103,386

	INDUSTRIALS — 7.9%
10,000	Aida Engineering Ltd.	68,791
40,000	Chemring Group plc	124,235
2,000	Clarkson plc	58,139
4,000	Loomis AB†	109,426
3,000	Maruwa Unyu Kikan Co. Ltd.	119,067
20,000	Rotork plc	72,513
12,000	Signature Aviation plc	36,971
13,000	Teraoka Seisakusho Co. Ltd.	50,185

		639,327

	COMMUNICATION SERVICES — 7.1%
1,100	Akatsuki Inc.	48,575
2,000	Blue Prism Group plc†	34,367
30,000	HT&E Ltd.	31,192
9,000	Manchester United plc, Cl. A	130,860
4,190	Modern Times Group MTG AB, Cl. B†	58,639
4,190	Nordic Entertainment Group AB, Cl. B†	177,375
4,000	RPA Holdings Inc.†	32,409
1,000	Xilam Animation SA†	57,205

		570,622

	FINANCIALS — 7.0%
30,000	Brewin Dolphin Holdings plc	90,319
4,000	Kinnevik AB, Cl. B	162,353
10,000	Polar Capital Holdings plc	60,484
4,000	Rothschild & Co.†	112,465
13,000	Tamburi Investment Partners SpA	86,128
31,538	XPS Pensions Group plc	54,819

		566,568

	INFORMATION TECHNOLOGY — 5.7%
10,000	F-Secure OYJ†	39,453
3,000	GMO internet Inc.	78,595
6,000	Infomart Corp.	53,232
20,000	NCC Group plc	45,362
15,000	Network International Holdings plc†	52,757
2,000	Nynomic AG†	54,457

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The Gabelli International Small Cap Fund

Schedule of Investments (Continued) — September 30, 2020 (Unaudited)

		Market
Shares		Value

	COMMON STOCKS (Continued)
	INFORMATION TECHNOLOGY (Continued)
45,000	Oxford Metrics plc	$47,926
3,000	PSI Software AG	87,414

		459,196

	REAL ESTATE — 4.1%
25,000	Impact Healthcare Reit plc	31,807
4,000	PATRIZIA AG	108,695
7,000	Tosei Corp.	65,163
3,500	Warehouses De Pauw CVA, REIT	127,370

		333,035

	TOTAL COMMON STOCKS	7,559,463

	PREFERRED STOCKS — 1.5%
	HEALTH CARE — 1.5%
1,400	Draegerwerk AG & Co. KGaA, 0.190%	121,736

Principal Amount		Market Value

	U.S. GOVERNMENT OBLIGATIONS — 5.1%
$415,000	U.S. Treasury Bills,
	0.087% to 0.090%††, 12/17/20 to 12/31/20	$414,916

	TOTAL INVESTMENTS — 100.0% (Cost $7,163,272)	$8,096,115

†	Non-income producing security.
††	Represents annualized yields at dates of purchase.
REIT	Real Estate Investment Trust

Geographic Diversification	%of Market Value	Market Value

Europe	61.1%	$4,942,854
Japan	19.5	1,573,885
Canada	8.3	673,865
United States	5.1	414,916
Latin America	3.5	286,892
Asia/Pacific	2.5	203,703

	100.0%	$8,096,115

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